Pruco Life Insurance Company of New Jersey                                   Sun-Jin Moon
Vice President and Assistant Secretary

Pruco Life Insurance Company
  of New Jersey
213 Washington Street
Newark, NJ 07102-2992
(973) 802-4708 fax: (973) 802-9560

September 9, 2013

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

Re:  Pruco Life of New Jersey Variable Insurance Account (File No. 811-03646)

Dear Commissioners:

On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Variable Insurance Account (the “Account”), we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the “Act”), that the Account’s semi-annual report for the period ending June 30, 2013 has been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

We incorporate by reference the following semi-annual report for the underlying fund:

Filer/Entity:The Prudential Series Fund, Inc.
Registration No.:811-03623
CIK No.:0000711175
Accession No.:0001193125-13-347836
Date of Filing:08/27/13

If you have any questions regarding this filing, please contact me at (973) 802-4708.

       Sincerely,

                         /s/ Sun-Jin Moon
      _____________________________
Sun-Jin Moon

VIA EDGAR